CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Mar. 10, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 15, 2021
Current assets:
Cash	$ 0			$ 0	$ 358				$ 22,232	$ 1,539,548
Restricted Cash	66,621			843,313					0
Due from sponsor	69,441			318,888					0
Trust Account - Restricted for Redeeming Shareholders				24,539,002
Other Assets									186,532
Prepaid expenses and other Assets	56,750
Total current assets	192,812			25,701,203					208,764
Investments held in Trust Account	49,915,251			46,893,175					295,802,694
Total Assets	50,108,063			72,594,378					296,011,458
Current liabilities:
Accrued expenses	3,119,430			2,123,846					304,952
Franchise tax payable	150,000			35,800					200,000
Due to Trust Account	69,441			318,888
Redeemed stock payable to public stockholders				24,539,002
Convertible promissory note - related party	1,500,000			$ 810,345
Notes Payable, Current, Related Party [Extensible Enumeration]				Related Party [Member]
Advances from sponsor	$ 2,164,291			$ 0
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]			Related Party [Member]
Income tax payable	$ 406,071			$ 1,027,644					791,758
Derivative Liability - Backstop Subscription Agreement	446,776
Excise Tax Payable	2,523,150			2,523,150
Total current liabilities	10,379,159			31,378,675					1,296,710
Deferred underwriting commissions	10,062,500			10,062,500					10,062,500		$ 10,062,500
Total Liabilities	20,441,659			41,441,175					11,359,210
Commitments and Contingencies (Note 6)
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	0			0
Accumulated deficit	(19,829,920)			(15,839,811)					(10,145,752)
Total Stockholders' Deficit	(19,828,838)	$ (18,095,687)	$ (16,649,392)	(15,838,729)	$ (14,308,127)	$ (13,630,423)	$ (13,123,968)		(10,144,670)	(8,833,859)
Total Liabilities and Stockholders' Deficit	50,108,063			72,594,378					296,011,458
Class A common stock subject to possible redemption
Current assets:
Investments held in Trust Account								$ 68,000,000.0
Current liabilities:
Excise Tax Payable	2,523,150			2,523,150
Class A common stock subject to possible redemption, 4,345,663 shares at redemption value of approximately $11.4 and $10.81 as of September 30, 2024 and December 31, 2023, respectively	49,495,242	$ 48,638,044	$ 47,791,962	46,991,932					294,796,918	$ 291,812,500
Class A common stock not subject to possible redemption
Stockholders' Deficit:
Common stock	$ 1,082			$ 1,082					133
Class B Common Stock
Stockholders' Deficit:
Common stock									$ 949